Reconciliation of Liabilities Arising from Financing Activities - Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 966	$ 425	$ 512,852
Financing cash flows	(125)	(170)	(688)
Fair value change			76,424
New leases entered		792
Preferred shares converted to common stock			(588,285)
Issue costs accrued			0
Lease Termination	(149)
Interest expense	(49)	(81)	122
Ending Balance	643	966	425
Convertible Preferred Shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	511,861
Financing cash flows	0	0	0
Fair value change			76,424
New leases entered		0
Preferred shares converted to common stock			(588,285)
Issue costs accrued			0
Lease Termination	0
Interest expense	0	0	0
Ending Balance	0	0	0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	966	425	991
Financing cash flows	(125)	(170)	(688)
Fair value change			0
New leases entered		792
Preferred shares converted to common stock			0
Issue costs accrued			0
Lease Termination	(149)
Interest expense	(49)	(81)	122
Ending Balance	$ 643	$ 966	$ 425